Summarized Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Quarterly Financial Information [Abstract]
Summary Of Selected Quarterly Financial Information

	First	Second	Third	Fourth
(in thousands, except per share data)	Quarter	Quarter	Quarter	Quarter

2012
Interest income	$27,430	$27,466	$28,432	$28,884
Taxable equivalent adjustment	208	198	185	183
Interest income (FTE)	27,638	27,664	28,617	29,067
Interest expense	3,908	3,625	3,557	3,360
Net interest income	23,730	24,039	25,060	25,707
Provision for loan losses	1,950	1,675	975	1,775
Investment securities gains (losses)	(31)	528	458	-
Noninterest income	13,149	13,262	13,621	14,266
Noninterest expense	19,515	24,763	21,846	21,273
Income before income tax expense	15,383	11,391	16,318	16,925
Income tax expense	5,144	3,780	5,526	5,848
Taxable equivalent adjustment	208	198	185	183
Net income	$10,031	$7,413	$10,607	$10,894

Net earnings available to common shareholders	$9,955	$7,354	$10,523	$10,809

Basic earnings per common share	$0.68	$0.50	$0.71	$0.73
Diluted earnings per common share	0.67	0.50	0.71	0.73
Average common shares outstanding:
Basic	14,679	14,680	14,751	14,755
Diluted	14,759	14,759	14,834	14,837

2011
Interest income	$28,754	$28,323	$28,370	$27,441
Taxable equivalent adjustment	248	240	212	215
Interest income (FTE)	29,002	28,563	28,582	27,656
Interest expense	5,940	5,803	4,799	4,216
Net interest income	23,062	22,760	23,783	23,440
Provision for loan losses	1,086	1,286	-	2,229
Investment securities losses	-	3,128	272	(917)
Noninterest income	12,662	13,409	13,259	13,045
Noninterest expense	19,858	22,912	19,688	18,685
Income before income tax expense	14,780	15,099	17,626	14,654
Income tax expense	4,918	5,029	5,837	4,787
Taxable equivalent adjustment	248	240	212	215
Net income	$9,614	$9,830	$11,577	$9,652

Net earnings available to common shareholders	$9,546	$9,761	$11,494	$9,582

Basic earnings per common share	$0.62	$0.65	$0.77	$0.65
Diluted earnings per common share	0.62	0.64	0.76	0.65
Average common shares outstanding:
Basic	15,380	15,120	15,003	14,743
Diluted	15,462	15,193	15,071	14,814